Offerings - Offering: 1	Dec. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	2,800,000
Proposed Maximum Offering Price per Unit	101.77
Maximum Aggregate Offering Price	$ 284,956,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 39,352.42
Offering Note	(1) Pursuant to Rule 416(a), this registration statement also registers such indeterminate number of additional shares of Common Stock of the registrant as may become issuable with respect to any or all of such shares by reason of any stock split, stock dividend, recapitalization or similar transaction effected without the receipt of consideration that results in an increase in the number of the Registrant's outstanding shares of Common Stock. (2) The proposed maximum offering price per share and the maximum aggregate offering price are estimated solely for purposes of calculating the registration fee and are based, pursuant to Rule 457(h) under the Securities Act, upon the average of the high and low sale prices of the Common Stock, as reported on the New York Stock Exchange on December 15, 2025, which date is within five business days prior to the filing of this registration statement.